OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 13 – OTHER EXPENSE, NET

Other expense is summarized as follows:
	Year ended December 31,
	2018	2017	2016

Interest expense to related parties (see Note 11)	$(2,746)	$(2,875)	$(4,171)
Interest expense and other bank charges	(1,261)	(1,073)	(1,430)
Interest income	-	170	116
Foreign currency gain (loss)	417	(2,450)	1,005
Other expense (expense)	4	56	(21)
Total other expense, net	$(3,586)	$(6,172)	$(4,501)